SUBSEQUENT EVENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Aug. 19, 2013 Subsequent Event [Member] Spacenet Inc. [Member]	Dec. 31, 2012 Subsequent Event [Member] Spacenet Inc. [Member]	Aug. 19, 2013 Subsequent Event [Member] Spacenet Inc. [Member] Minimum [Member]	Aug. 19, 2013 Subsequent Event [Member] Spacenet Inc. [Member] Maximum [Member]
Subsequent Event [Line Items]
Total consideration for sale of subsidiary			$ 16,000
Revenues	163,033	161,926		77,000
Operating loss	(1,832)	(198)		(2,000)
Expected loss on sale of subsidiary					$ (1,000)	$ (3,000)